Description of Business - Summary of Net Income (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Aug. 17, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Rental income, net	$ 39,825	$ 40,770	$ 80,595	$ 72,421	$ 237,100	$ 221,849
Income from investments in direct financing lease and loans	505	450	955	856	2,680	2,542
Real estate services fee income	763	0	763	0	763	0
Interest and other income	4	0	4	1	67	2
Total revenues	41,097	41,220	82,317	73,278	240,610	224,393	$ 295,364	$ 291,632	$ 290,537
Expenses:
Interest	4,053	37	4,090	0	4,075	0
Depreciation and amortization	17,450	14,052	31,502	27,880	97,336	77,492
General, administrative and professional fees	5,914	3,302	9,216	5,712	21,499	18,314	22,412	22,552	18,643
Merger-related expenses and deal costs	813	178	991	561	4,746	964	1,547	0	565
Other	11	147	158	5,815	1,278	7,251	13,183	1,368	187
Total expenses	28,241	17,716	45,957	39,968	128,934	104,021	137,523	117,107	117,769
Income before income taxes, real estate dispositions and noncontrolling interests	12,856	23,504	36,360	33,310	111,676	120,372
Income tax expense	(20)	(1,004)	(1,024)	0	(1,024)	0
Gain (loss) on real estate dispositions	856	0	856	(61)	856	(61)	(100)
Net income	13,692	22,500	36,192	33,249	111,508	120,311	157,780	174,510	172,740
Net income attributable to noncontrolling interests	18	8	26	47	138	137	185	220	319
Net income attributable to CCP		$ 22,492	$ 36,166	$ 33,202	$ 111,370	$ 120,174	157,595
Net income attributable to common stockholders	$ 13,674						$ 157,595	$ 174,290	$ 172,421